Note 6 - Allowance for Loan Losses and Credit Quality Information - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 10,699	$ 8,564
Provision for losses	(2,119)	2,699
Charge-offs	(78)	(822)
Recoveries	777	258
Balance	9,279	10,699
Specific reserves	406	238
General reserves	8,873	10,461
Balance	9,279	10,699
Individually reviewed for impairment	4,650	3,126
Collectively reviewed for impairment	657,350	650,665
Ending balance	662,000	653,791
Residential Portfolio Segment [Member]
Balance	1,030	857
Provision for losses	(56)	173
Charge-offs	0	0
Recoveries	0	0
Balance	974	1,030
Specific reserves	36	29
General reserves	938	1,001
Balance	974	1,030
Individually reviewed for impairment	340	857
Collectively reviewed for impairment	162,982	134,166
Ending balance	163,322	135,023
Commercial Real Estate Portfolio Segment [Member]
Balance	7,295	5,060
Provision for losses	(1,524)	2,938
Charge-offs	(36)	(730)
Recoveries	653	27
Balance	6,388	7,295
Specific reserves	280	95
General reserves	6,108	7,200
Balance	6,388	7,295
Individually reviewed for impairment	3,757	1,484
Collectively reviewed for impairment	393,111	379,220
Ending balance	396,868	380,704
Consumer Portfolio Segment [Member]
Balance	1,389	1,507
Provision for losses	(424)	(63)
Charge-offs	(42)	(84)
Recoveries	58	29
Balance	981	1,389
Specific reserves	83	100
General reserves	898	1,289
Balance	981	1,389
Individually reviewed for impairment	546	750
Collectively reviewed for impairment	41,099	54,641
Ending balance	41,645	55,391
Commercial Portfolio Segment [Member]
Balance	985	1,140
Provision for losses	(115)	(349)
Charge-offs	0	(8)
Recoveries	66	202
Balance	936	985
Specific reserves	7	14
General reserves	929	971
Balance	936	985
Individually reviewed for impairment	7	35
Collectively reviewed for impairment	60,158	82,638
Ending balance	$ 60,165	$ 82,673